Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Aggregate amount claimed against company	$ 164,577
Commitments for the purchase of property, plant and equipment	9,166	$ 3,394
Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	110,752
Litigation amount	15,700	$ 13,692	$ 13,728
Value Added Tax | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	10,454
Tax Credits | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	37,219
Federal Taxes | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	30,115
Liabilities of amortization of goodwill of business acquisition | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	12,263
Operations Of Third Party | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	2,621
Exclusion of ICMS (VAT) | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	706
Disputes On Tax Deductions | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 17,374